Details of Significant Accounts - Other income, schedule of other income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Details of Significant Accounts
Subsidy from government	$ 22	$ 34	$ 21
Others	6	21	12
Other income	$ 28	$ 55	$ 33